Annual Operating Expenses - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Mid Cap Value Index Fund - Fidelity Mid Cap Value Index Fund
Aug. 29, 2024
Operating Expenses:
Management fee	0.05%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.06%